Income Taxes - Summary of Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 40,274	$ 33,834
Additions to valuation allowance	5,233	6,440
Balance, end of year	$ 45,507	$ 40,274